UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bailey Coates Asset Management LLP
           --------------------------------------------------
Address:   10 Hill Street
           --------------------------------------------------
           Mayfair, London, W1J 5NQ
           --------------------------------------------------
           United Kingdom
           --------------------------------------------------

Form 13F File Number:  28-11041
                           ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      C. Marshall
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     +44-207-399-2903
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ C. Marshall            London, UK                      5/12/05
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    16
                                                -------------

Form 13F Information Table Value Total:              $142,144
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE

                                     Form 13F INFORMATION TABLE

NAME OF ISSUER                 TITLE OF CLASS    CUSIP        VALUE  SHARES/ SH/  PUT/  INVESTMENT   OTHER  VOTING AUTHORITY
                                                           (X$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS SOLE SHARED NONE

AGILENT TECHNOLOGIES INC       COM               00846U101     6830   307667  SH        SOLE           X      X
CABLEVISION SYS CORP           CLA NY CABLVS     12686C109    18841   671700  SH        SOLE           X      X
ENSCO INTL INC                 COM               26874Q100     3871   102800  SH        SOLE           X      X
ENTRAVISION COMMUNICATIONS     CLA               29382R107      344    39700  SH        SOLE           X      X
GATEWAY INC                    COM               367626108    33140  8223201  SH        SOLE           X      X
INTROGEN THERAPEUTICS INC      COM               46119F107     6656   843566  SH        SOLE           X      X
LABRANCHE & CO INC             COM               505447102    27571  2964621  SH        SOLE           X      X
LIBERTY MEDIA INTL INC         COM SER A         530719103    15539   355263  SH        SOLE           X      X
MEDIACOM COMMUNICATIONS CORP   CLA               58446K105      322    50000  SH        SOLE           X      X
MORGAN STANLEY                 COM NEW           617446448     1554    27138  SH        SOLE           X      X
NEENAH PAPER INC               COM               640079109    17853   531033  SH        SOLE           X      X
PFIZER INC                     COM               717081103     5938   226028  SH        SOLE           X      X
STAMPS COM INC                 COM NEW           852857200      842    50000  SH        SOLE           X      X
TODCO                          CLA               88889T107     1494    57800  SH        SOLE           X      X
TRIAD HOSPITALS INC            COM               89579K109     1102    22000  SH        SOLE           X      X
WORLD AIR HLDGS                COM               98142V104      247    38043  SH        SOLE           X      X


NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.